F1 Financial risk management	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
F1 Financial risk management
Section F – Financial instruments

Financial risk management
The Company’s financial risk management is governed by a policy approved by the Board of Directors. The Board of Directors is responsible for overseeing the capital structure and financial management of the Company, approving certain matters (such as investments, customer finance commitments and borrowing) and setting limits on the exposure to financial risks.
For the Company, a robust financial position with an investment grade rating, low leverage and ample liquidity is deemed important. This provides financial flexibility and independence to operate and manage variations in working capital needs as well as to capitalize on business opportunities.
The Company’s overall capital structure should support the financial targets. The capital structure is managed by balancing equity, debt financing and liquidity in such a way that the Company can secure funding of operations at a reasonable cost of capital. Regular borrowings are complemented with committed credit facilities to give additional flexibility to manage unforeseen funding needs. The Company strives to deliver strong free cash flow.
The Company’s capital objectives are:
–      Free cash flow before M&A of 9–12% of net sales
–      Positive net cash position
–      Investment grade rating by Moody’s (Baa3),
S&P Global
 (BBB-)
and Fitch
Ratings
(BBB-).

Capital objectives-related information
	2022	2021
Free cash flow before M&A as % of net sales 1)	8.2%	13.8%
Positive net cash (SEK billion) 1)	23.3	65.8
Credit rating
Fitch Ratings	BBB-, stable	BBB-, stable
S&P Global	BBB-, developing	BBB-, stable
Moody´s	Ba1, stable	Ba1, stable
1)
For more information about the measures, see Alternative performance measures and Financial terminology.
In March 2022,
S&P Global
 announced a change in their outlook from stable to developing.
The Company has a treasury and customer finance function with the principal role to ensure that appropriate financing is in place through loans and committed credit facilities, actively managing the Company’s liquidity as well as financial assets and liabilities, and managing and controlling financial risk exposures in a manner consistent with underlying business risks and financial policies. The customer finance function may arrange suitable third-party financing solutions for customers to support their purchases from Ericsson. In some cases, and to the extent that customer loans are not provided directly by banks, the Parent Company may provide vendor finance credits to customers directly. The central function also monitors the exposure from outstanding vendor credits and credit commitments.
The Company classifies financial risks as:
–      Foreign exchange risk
–      Interest rate risk
–      Credit risk
–      Liquidity risk
–      Refinancing risk
–      Market price risk in own and other equity instruments.
The Board of Directors has established risk limits for defined exposures to foreign exchange and interest rate risks as well as to political risks in certain countries.
For further information about accounting policies, see note A1 “Significant accounting policies.”
Foreign exchange risk
The Company is a global company with sales mainly outside Sweden. Sales and costs incurred are to a large extent denominated in currencies other than SEK and therefore the financial results of the Company are impacted by currency fluctuations. The Company reports the financial statements in SEK. Movements in exchange rates between currencies that affect these statements will impact the comparability between periods.
Line items, primarily sales, are impacted by translation exposure incurred when converting foreign entities’ financial statements into SEK. Line items and profitability, such as EBIT are impacted by transaction exposure incurred when financial assets and liabilities, primarily trade receivables and trade payables, are initially recognized and subsequently remeasured due to changes in foreign exchange rates.
The table below presents the external net sales and cost exposures for the largest currencies which impact profitability. The internal exposures will not impact group profitability if all related transactions occur and are recognized in the profit and loss in the same month. Any effect on profit and loss from internal transactions is a function of timing and FX volatility, therefore impossible to predict.

Currency exposure, SEK billion
Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Cost translation exposure	Cost transaction exposure 1)	Cost net exposure
USD 2)	106.2	51.5	157.7	(51.8)	(77.9)	(129.7)
EUR	38.2	1.9	40.1	(32.1)	15.2	(16.9)
JPY	9.7	—	9.7	(3.7)	—	(3.7)
INR	10.9	(0.4)	10.5	(6.5)	0.1	(6.4)
CAD	4.1	—	4.1	(1.0)	0.4	(0.6)
TWD	4.5	—	4.5	(1.8)	—	(1.8)
CNY	8.7	(0.3)	8.4	(7.2)	1.2	(6.0)
KRW	4.5	—	4.5	(2.5)	0.2	(2.3)

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2022 includes volume in the cash flow hedge of USD 401 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2023 is USD 2,278 million.

As SEK has weakened against major currencies in the year, this had a positive effect on net sales of the Company. The strengthening of USD against SEK also resulted in the treasury function acting on the Board mandate to increase the hedge volume of sales and purchases denominated in USD, thereby protecting the value of a portion of future sales. This resulted in a higher outstanding volume of cash flow hedges at year end compared to prior years.
Translation exposure
Translation exposure relates to sales and cost incurred in foreign entities when converted into SEK upon consolidation. These exposures cannot be addressed by hedging.
Transaction exposure
The Company considers the following transaction exposures.
a) Transaction risk impacting net sales and net income
Transaction exposure relates to sales and cost incurred in
non-reporting
currencies in individual group companies. Foreign exchange risk is as far as possible concentrated in Swedish group companies, primarily Ericsson AB, by selling to foreign subsidiaries in either the functional currency of the customers, EUR or USD. This transaction risk can be hedged, although it is only done for material cash inflows or outflows that are highly certain. The Company has the following recurring hedge programs:
i) The Company has identified certain customer contracts where a fluctuation in the USD/SEK foreign exchange rate would significantly impact net sales. These contracts are multi-year contracts with highly probable payments at fixed points in time denominated in USD.
The Board of Directors has provided a mandate to the Company to hedge between 0%–100% of the next three years receipts on a rolling basis, up to the end of the contract period. This mandate instructs the treasury function to hedge a percentage of this exposure according to a defined scale, locking in a higher percentage of exposure as the USD strengthens against SEK, up to 100%.
ii) The Board of Directors has provided a mandate to the Company to hedge highly probable forecasted sales and purchases denominated in USD in EAB for the next 7 to 18 months, on a monthly rolling basis. This mandate instructs the treasury function to hedge a percentage of this exposure according to a defined scale, locking in a higher percentage of exposure as the USD strengthens against SEK, up to 100%.
For both programs, hedge accounting is applied, whereby the Company enters into foreign exchange forward contracts that match the terms of the foreign exchange exposure as closely as possible and designates them as hedging instruments. Hedge ineffectiveness is expected to be minimal but may arise due to differences in timing of the cash flows between the hedged items and the hedging instruments.
b) Transaction exposure in individual balance sheet
According to Company policy, transaction exposure in subsidiaries’ balance sheets (e.g., trade receivables and trade payables that are remeasured due to change in foreign exchange rates) should be fully hedged. Foreign exchange exposures in balance sheet items are hedged through offsetting balances or derivatives. Foreign exchange exposures are managed net, and its effects are presented net within Financial income and expenses. This is not designated as hedge accounting.
c) FX execution risk in Ericsson AB (EAB)
As balance sheet hedging is done net on a monthly basis, significant volatility in USD hedge volumes exposes EAB to FX execution risk.

In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. This excludes volume in the 7 to 18 month cash flow hedge program. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in net FX as incurred.
The sensitivity of the FX impact is dependent on changes in foreign exchange rates, forecasts and seasonality. USD is the only currency being hedged. Since the start of the 7 to 18 month cash flow hedge program in March 2022, the USD hedge volume has steadily reduced through the year. Outstanding loan at year-end
was USD 149 million (USD 728 million), with an average balance of USD 529 million (USD 926 million) over the year. Due to the strengthening of USD against SEK throughout 2022, this resulted in a net loss on the hedge loan balances of SEK 897 million, comprised of net realization loss and unrealized revaluation gain on these loans of SEK 1,191 million and SEK 294 million respectively.
d) Transaction risk impacting business combination
The Company is exposed to FX execution risk on consideration payable for acquisition in foreign currency from the period of communication of the proposed transaction to final completion date. Such transaction, if deemed material and highly probable, will be hedged to protect the cash consideration for acquisition accounting.
Cash flow hedge accounting is applied, whereby the Company enters into foreign exchange forward contracts that match the terms of the foreign exchange exposure as closely as possible and designates them as hedging instruments. Hedge ineffectiveness is expected to be minimal but may arise due to differences in timing of the cash flows between the hedged item and the hedging instruments.
Interest rate risk
The Company is exposed to interest rate risk through market value fluctuations in certain balance sheet items and through changes in interest income and expenses.
Sensitivity analysis
The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day
time horizon. The daily VaR measurement uses market volatilities and correlations based on historical daily data (one year).
The treasury function operates under two mandates. In the liquidity management activity, it has a mandate to deviate from floating interest on net liquidity and take foreign exchange positions up to an aggregated risk of VaR SEK 45 million given a confidence level of 99% and a one-day
horizon. The average VaR calculated for 2022 was SEK 21.0 (15.3) million. No VaR limits were exceeded during 2022.
In the asset-liability management activity, the interest rate risk is managed
by matching fixed and floating interest rates in interest-bearing balance sheet items. The policy is that the net sensitivity on a one basis point move on interest-bearing assets matching interest-bearing liabilities, taking derivatives into consideration, is less than SEK 10 million. The average exposure during 2022 was SEK 1.5 (1.1) million per basis point shift.

Sensitivity to interest rate increase of 1 basis point, SEK million
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	—	—	(1)	(1)	—	(2)
Interest-bearing liabilities 1)	—	—	1	3	4	8
Derivatives	—	—	(1)	(2)	(3)	(6)
Total	—	—	(1)	—	1	—

1)	Borrowings are included as they are designated FVTPL.
Outstanding derivatives

Outstanding derivatives
2022	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	1,275	(165)	1,110	(277)	833
Liabilities	(2,778)	165	(2,613)	2,382	(231)
Interest rate derivatives
Assets	11	—	11	—	11
Liabilities	(8)	—	(8)	—	(8)

2021	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	294	(36)	258	—	258
Liabilities	(707)	36	(671)	467	(204)
Interest rate derivatives
Assets	79	(20)	59	—	59
Liabilities	(111)	20	(91)	—	(91)
1)	Currency derivatives designated as cash flow hedge of SEK 566 (9) million are included in Other current receivables and SEK 1,472 (510) million in Other current liabilities.
Cash collaterals paid or received under Credit Support Annex (CSA) to ISDA for cross-currency derivatives are recognized as Interest-bearing securities, current or Borrowings, current, respectively.
The Company holds the following currency derivatives designated as hedging instruments:

Foreign exchange forward contracts
2022	< 3 months	3 – 12 months	> 1 year	Total
Notional Amount (USD millions)	916	1,362	2,194	4,472
Average forward rate (SEK/USD)	9.66	10.46	9.90
Hedge ratio is 1:1 and changes in forward rate have been designated as the hedged risk. The change in the fair value of the hedging instrument is compared with the change in fair value of the hedged item, and the lower amount is taken to OCI. If the change in fair value of the hedging instrument is higher, then the excess change in fair value is considered ineffective hedging and recorded in net foreign exchange gains and losses. For hedge on customer contracts, upon recognition of the hedged net sales, the cumulative amount in hedging reserve is released in the OCI as a reclassification adjustment and recognized in net sales. For hedge on business combination, the cumulative amount in hedge reserve is transferred as a basis adjustment to goodwill upon recognition of the business combination.
See note E1 “Equity” for movement in the cash flow hedge reserve. No hedge ineffectiveness was recognized in the income statement in 2022.
Credit risk
Credit risk is divided into three categories: credit risk in trade receivables and contract assets, customer finance risk and financial credit risk, see note A1 “Significant accounting policies.”
Credit risk in trade receivables and contract assets
Credit risk in trade receivables and contract assets is governed by a policy applicable to all legal entities in the Company. The purpose of the policy is to:
–	Avoid credit losses through establishing internal standard credit approval routines in all the Company’s legal entities
–	Ensure monitoring and risk mitigation of defaulting accounts, i.e. events of non-payment
–	Ensure efficient credit management within the Company and thereby improve days sales outstanding and cash flow
–	Define escalation path and approval process for customer credit limits.
The credit risk of all customers is regularly assessed. Through credit management system functionality, credit checks are performed every time a sales order is generated in the source system. These are based on the credit limit and risk profile set on the customer. Credit blocks appear if credit limit is reached or if past due receivables are higher than permitted levels. Release of a credit block requires authorization.
Letters of credits are used as a method for securing payments from customers operating in emerging markets, in particular in markets with unstable political and/or economic environments. By having banks confirming the letters of credit, the political and commercial credit risk exposures to the Company are mitigated.
Impairment of trade receivables and contract assets
Trade receivables and contract assets are assessed for impairment under a unified model. The Company has determined that credit risk largely depends on both the risk in the country where the customer resides (e.g. ability to make cross border payments) as well as the payment pattern of the customer. Therefore, expected credit losses (ECLs) are calculated using a provision matrix that specifies a fixed rate depending both on the number of days past due and the country risk rating. The country risk ratings depend on the ratings used by all Export Credit Agencies within the OECD. The rates defined in the provision matrix are based on historical loss patterns for that grouping of customers. These rates are adjusted for current conditions as well as management expectations of changes to political risks and payment patterns in the future. The provision rates are higher on high risk countries compared to low risk countries and also higher on amounts that remain unpaid for longer periods of time.
The Company has assessed the recent global economic conditions on the expected credit losses model for trade receivables and updated the provision matrix as appropriate.
Trade receivables and contract assets together amounted to SEK 58,256 (55,905) million as of December 31, 2022. Provisions for expected credit losses on trade receivables and contract assets amounted to SEK 2,492 (2,398) million as of December 31, 2022. Total past due more than 360 days has decreased and the expectation of collection from some customers has also improved, resulting in a lower allowance as a percentage of gross exposure at year end. The Company’s write-offs have historically been low. During the year SEK 70 (163) million were written off due to the Company having no reasonable expectation of collection. Of these write-offs, SEK 4 (0) million are still subject to enforcement.

Movements in allowances for impairment of trade receivables and contract assets
	2022	2021
Opening balance	2,398	2,518
Balances regarding acquired business	90	—
Increase in allowance	40	40
Write-offs	(70)	(163)
Translation difference	34	3
Closing balance 1)	2,492	2,398

1)	Of which SEK 1 (1) million relates to contract assets.
The distribution of trade receivables and contract assets closely follows the distribution of the Company’s sales, see note B1 “Segment information.” The ten largest customers represented 45% (47%) of the total trade
receivables and contract assets in 2022.

Aging analysis of gross values of trade receivables and contracts assets by risk category
		Days past dues
2022	Not due	1-90	91-180	181-360	>360	Total
Country risk :Low	32,015	2,090	165	103	328	34,701
Country risk: Medium	17,731	1,614	150	134	585	20,214
Country risk: High	3,304	610	384	295	1,240	5,833
Total	53,050	4,314	699	532	2,153	60,748

	Days past dues
2021	Not due	1-90	91-180	181-360	>360	Total
Country risk :Low	36,439	976	171	51	292	37,929
Country risk: Medium	12,119	689	208	220	735	13,971
Country risk: High	4,044	429	293	270	1,367	6,403
Total	52,602	2,094	672	541	2,394	58,303
Customer finance credit risk
All major commitments to finance customers are made only after approval in accordance with the work procedure for the Board of Directors and according to the established credit approval process.
Prior to the approval of new facilities reported as customer finance, an internal credit risk assessment is conducted in order to assess the credit rating of each transaction for political and commercial risk. The credit risk analysis is made by using an assessment tool, where the political risk rating is identical to the rating used by all Export Credit Agencies within the OECD. The commercial risk is assessed by analyzing a large number of parameters, which may affect the level of the future commercial credit risk exposure. The output from the assessment tool for the credit rating also includes an internal pricing of the risk. This is expressed as a risk margin per annum over the relevant base rate. The reference pricing for political and commercial risk, on which the tool is based, is reviewed using information from Export Credit Agencies and prevailing pricing in the bank loan and bond markets for structured financed deals. The objective is that the internally set risk margin shall reflect the assessed risk and that the pricing is as close as possible to the current market pricing. A reassessment of the credit rating for each customer finance facility is made on a regular basis.
As of December 31, 2022, the total amount payable to the Company under customer finance credits was SEK 7,758 (5,239) million. The carrying value of these assets was SEK 5,370 (3,287) million as of December 31, 2022. Customer finance is arranged for infrastructure projects in different geographic markets. As of December 31, 2022, there were a total of 73 (81) customer finance arrangements originated by or guaranteed by the Company. As of December 31, 2022, the five largest facilities represented 74% (70%) of the customer finance exposure. The geographical split of the year end exposure is as follows: Middle East and Africa 30% (44%), Europe and Latin America 27% (17%), North America 24% (32%) and South East Asia, Oceania and India 18% (6%). As of December 31, 2022, the Company also had unutilized customer finance commitments of SEK 54,086 (47,344) million.
Security arrangements for customer finance facilities may include pledges of equipment, pledges of certain assets belonging to the borrower and pledges of shares in the operating company. If available, third-party risk coverage is, as a rule, arranged. “Third-party risk coverage” means that a financial payment guarantee covering the credit risk has been issued by a bank, an export credit agency or an insurance company. All such institutions have been rated at least investment grade. A credit risk transfer under a
sub-participation
arrangement with a bank can also be arranged. In this case the entire credit risk and the funding is taken care of by the bank for the part that they cover.
The table below summarizes the Company’s outstanding customer finance as of December 31, 2022 and 2021.

Outstanding customer finance credit risk exposure 1)
	2022	2021
Fair value of customer finance credits	5,370	3,287
Financial guarantees for third-parties	6	6
Accrued interest	8	9
Maximum exposure to credit risk	5,384	3,302
Less third-party risk coverage	(298)	(94)
The Company’s risk exposure, less third-party risk coverage	5,086	3,208

1)	This table shows the maximum exposure to credit risk.
Fair value assessment of customer finance credits
Customer finance risk exposures are held at fair value and are classified as Level 3 on the fair value hierarchy. The Credit Asset Management Team within Ericsson Credit AB, reporting to Head of Group Treasury and Customer Finance, has established a process with respect to measurement of fair values. The quarterly credit review uses an internal model to determine a commercial rating for each credit and for calculation of the fair value. The model is based on external credit rating, political/country rating and bank pricing. Regular monitoring of customer behavior is also a part of the internal assessment. Revaluation of customer finance (excluding effect of foreign exchange translation) amounted to a net loss in the consolidated income statement of SEK 15 (gain of 350)
million
in 2022, of which net loss of SEK 17 (gain of 347
)

million relates to credits held as of December 31, 2022. This effect is presented within selling and administrative expenses.

Customer finance fair value reconciliation
	2022	2021
Opening balance	3,287	3,137
Additions	37,295	30,121
Disposals/repayments	(35,412)	(30,468)
Revaluation/amortization of interest	(151)	322
Translation difference	351	175
Closing balance	5,370	3,287
Of which non-current	415	568
Due to 5G buildout, the demand for customer financing solutions has continued to increase significantly. Most of such financing has been successfully transferred to banks.
Financial credit risk
Financial instruments carry an element of risk in that counterparts may be unable to fulfill their payment obligations. This exposure arises in the investments in cash, cash equivalents, interest-bearing securities and from derivative positions with positive unrealized results against banks and other counterparties.
The Company mitigates these risks by investing cash primarily in high rated securities such as treasury bills, government bonds, commercial papers, and mortgage-covered bonds (see Liquidity risk section below). Separate credit limits are assigned to each counterpart in order to minimize risk concentration. All derivative transactions are covered by ISDA netting agreements to reduce the credit risk. For cross-currency derivatives a Credit Support Annex (CSA) to ISDA is signed to further reduce the credit risk by exchanging collateral weekly against market value. The Company has also moved some derivative exposures to clearing counterparties with daily settlement of margins.
At December 31, 2022, the credit risk in financial cash instruments was equal to the instruments’ carrying value. The expected credit losses on cash equivalents and interest-bearings securities classified as amortized cost were immaterial
. Credit exposure in derivative instruments was SEK 0.8 (0.3)
billion
.
Liquidity risk
The Company minimizes the liquidity risk by maintaining a sufficient cash position, centralized cash management, investments in highly liquid interest-bearing securities, and by having sufficient committed credit lines in place to meet potential funding needs. For information about contractual obligations, analyzed by contractual maturity, see note D4 “Contractual obligations.” The current cash position is deemed to satisfy all short-term liquidity requirements.

Cash, cash equivalents, interest bearing securities and derivative assets
2022	Rating or equivalent	< 3 M	3-12 M	1-5 Y	>5 Y	Total
Bank deposits		38,485	166	7	—	38,658
Other financial institutions		604	—	—	—	604
Type of issuer:
Governments	AA/ AAA	915	3,950	277	—	5,142
Corporates	A2/P2	1,283	—	—	—	1,283
Mortgage institutes	AAA	—	1,682	8,880	—	10,562
Derivative assets		323	385	277	136	1,121
		41,610	6,183	9,441	136	57,370

2021	Rating or equivalent	< 3 M	3-12 M	1-5 Y	>5 Y	Total
Bank deposits		44,758	104	11	—	44,873
Other financial institutions		247	—	—	—	247
Type of issuer:
Governments	AA/AAA	5,743	2,906	11,860	—	20,509
Corporates	A2/P2	4,226	—	—	—	4,226
Mortgage institutes	AAA	—	5,749	21,700	304	27,753
Derivative assets		118	199	—	—	317
		55,092	8,958	33,571	304	97,925
Refinancing risk
Refinancing risk is the risk that the Company is unable to refinance outstanding debt under reasonable terms and conditions, or at all, at a given point in time. The Company mitigates the risk by having diversified funding sources through a mix of bonds and bilateral loans, with a spread of debt maturing over time. The funding strategy is flexible to enable pre-financing
before loan maturities and funding in various currencies. The average maturity of long-term borrowings is 3.8 years (3.5 years) at December 31, 2022. In addition to the existing funding programs, the Company has established a commercial paper program for short-term borrowings to complement the long-term borrowings. The commercial paper program remained unutilized at year end.
Debt financing is mainly carried out through borrowing in the Swedish and international debt capital markets. Bank financing is used for certain subsidiary funding and to obtain committed credit facilities.

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000	2,218	2,782
SEC Registered program (USD million) 2)	—	—	—
Commercial Paper Program (SEK million)	10,000	—	10,000

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.
In February 2022, the Company issued new EUR 750 million notes under the Euro Medium-Term Note program with maturity in 2027. In May 2022, the Company redeemed USD 1,000 million notes issued under the SEC Registered program. In December 2022, the Company established a Green Financing Framework to enable it to issue green bonds and other green financing instruments. The proceeds will be exclusively allocated to investments in energy efficiency and renewable energy. Bonds issued within the Green Financing Framework will be under the existing funding programs.

Committed credit facilities
	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000
In September 2022, the Company exercised one (of two)
one-year
extension option on the USD 2 billion sustainability-linked revolving credit facility. The facility does not have interest rates linked to credit rating or financial covenants but is linked to two of Ericsson’s sustainability KPIs.
The Green Financing Framework and the revolving credit facility were both unutilized at year end, and as such there was no accounting impact. Financial instruments arising from the use of these facilities will be assessed for accounting in future periods.
Fair valuation of the Company’s financial instruments
The Company’s financial instruments accounted for at fair value generally meet the requirements of level 1 valuation as they are based on quoted prices in active markets for identical assets. For some of the Company’s financial assets and liabilities, especially derivatives, quoted prices are not readily available and fair values are calculated using market inputs such as interest rate quotes and currency rates.
For financial liabilities designated at fair value to profit and loss, the carrying amount reflects the effect in own credit spreads either in quoted prices or quoted Credit Default Swap (CDS) for Investment Grade companies.
Valuation hierarchy
–	Quoted market prices – level 1
Assets and liabilities are classified as level 1 if their value is observable in an active market. Such instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.

–	Valuation technique using observable inputs – level 2
Assets and liabilities classified as level 2 have been valued using models whose inputs are observable either directly or indirectly. Valuations based on observable inputs include cash equivalents (e.g. discounted papers, term deposits) and interest rate derivatives which are valued using interest rate yield curves. Other market observable inputs include credit spreads and FX forward rates. Inputs for base interest rates are quoted fixing rates, interest rates swaps and IBOR rates.
FX derivatives are valued by using observable forward rates, discounted using base interest rate curve. Valuation of foreign exchange options are made using the Black-Scholes formula. The value of credit risks in derivative contracts are monitored regularly. Derivative credit and debit valuations adjustments are calculated based on outstanding market values and default probabilities from the CDS market, and if effect on valuation is material, are included in the fair value of the derivatives.

–	Valuation technique using significant unobservable inputs – level 3
Assets and liabilities are classified as level 3 if their valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). Apart from trade receivables and customer finance receivables, this valuation technique mainly applies to investment in shares and other participations whereby valuation input is considered observable if it can be directly observed from transactions in an active market, or if there is compelling external evidence demonstrating an executable exit price. Using a market approach to valuation, unobservable inputs are generally determined via reference to observable inputs, historical observations or other analytical techniques.

Reconciliation of Level 3 fair value items
Investment in shares and participations
Opening balance	1,674
Additions	218
Disposals	(205)
Gains or losses 1)	291
Translation differences	8
Closing balance	1,986

1)	Table shows net gains or losses recognized in Other operating income or expenses, of which SEK 290 million unrealized gains relate to Level 3 assets held at the end of the year.
Financial instruments carried at amortized cost
Financial instruments, such as some cash equivalents, interest-bearing securities, borrowings and payables, are carried at amortized cost which is deemed to be equal to fair value. When a market price is not readily available and there is insignificant interest rate exposure and credit spreads affecting the value, the carrying value is considered to represent a reasonable estimate of fair value.

Financial instruments
	2022					2021
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
SEK billion	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	—	5.4	—	—	5.4	—	3.3	—	—	3.3
Interest-bearing securities	—	17.5	17.5	—	—	—	43.3	43.3	—	—
Cash equivalents 1)	—	15.7	—	15.7	—	—	26.0	—	26.0	—
Other financial assets	—	2.1	0.1	—	2.0	—	2.3	0.6	—	1.7
Other current assets	—	1.1	—	1.1	—	—	0.3	—	0.3	—
Assets at fair value through OCI
Trade receivable	—	48.4	—	—	48.4	—	45.4	—	—	45.4
Assets at amortized cost
Interest-bearing securities	0.4	—	—	—	—	0.3	—	—	—	—
Cash equivalents 1)	2.9	—	—	—	—	4.0	—	—	—	—
Other financial assets	0.6	—	—	—	—	0.5	—	—	—	—
Financial assets	3.9	90.2				4.8	120.6

Financial liabilities at designated
FVTPL
Parent Company borrowings	—	(29.6)	(16.7)	(12.9)	—	—	(31.4)	(19.5)	(11.9)	—
Financial liabilities at FVTPL
Other current liabilities	—	(2.6)	—	(2.6)	—	—	(0.8)	—	(0.8)	—
Liabilities at amortized cost
Trade payables	(38.4)	—	—	—	—	(35.7)	—	—	—	—
Borrowings	(3.3)	—	—	—	—	(0.4)	—	—	—	—
Financial liabilities	(41.7)	(32.2)				(36.1)	(32.2)
1)	Total Cash and cash equivalent is SEK 38.3 (54.1) billion, of which SEK 18.6 (30.0) billion relating to Cash equivalents are presented in the table above.
Market price risk in own shares and other listed equity investments
The Company is exposed to fluctuations in its own share price through share-based compensation for employees and the Board of Directors. Some of the plans are share-settled and some are cash-settled as further disclosed in note A1 “Significant accounting policies”, note G2 “Information regarding members of the Board of Directors and Group management” and note G3 “Share-based compensation.”
Share-based plans for employees
The obligation to deliver shares under the Long-Term Variable compensation programs (LTV) for the Executive Team is covered by holding Ericsson Class B shares as treasury stock. The cash flow exposure is managed through the holding of Ericsson Class B shares as treasury stock shall be sold to generate funds, which also cover social security payments, when shares are delivered to participants at the end of their service period.
Cash-settled plans to employees and the Board of Directors
In the case of synthetic share programs (a cash-settled program as defined in IFRS 2) to Board members and cash-settled plans to employees, the Company is exposed to risks in relation to own share price, both with regard to compensation expenses and social security charges. The obligations to pay compensation amounts under the synthetic share-based compensations to the Board of Directors and employees are covered by a provision in the balance sheet. For further information about LTV, the cash- settled plans to employees and the synthetic share-based compensations to the Board of Directors, see note G2 “Information regarding members of the Board of Directors and Group management” and note G3 “Share-based compensation.”